SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of weighted-average assumptions used to estimate fair value of options granted
	Six months ended June 30,
	2022	2021
	Unaudited

Volatility	69%-72%	66%-67%
Risk-free interest rate	1.5%-3.0%	0.5%-0.8%
Dividend yield	0%	0%
Expected life (years)	5.0-5.4	5.1

Employee Stock Purchase Plan [Member]
Schedule of weighted-average assumptions used to estimate fair value of options granted
	Six months ended June 30,
	2022	2021
	Unaudited

Volatility	65%-70%	64%-70%
Risk-free interest rate	0.1%-1.7%	0.0%-0.1%
Dividend yield	0%	0%
Expected life (years)	0.5	0.4-0.5